UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA Funds

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments.

Quarterly Report

May 31, 2018

SSGA Funds

SSGA Dynamic Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

SSGA International Stock Selection Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

Schedules of Investments (Unaudited)
SSGA Dynamic Small Cap Fund	1
State Street Disciplined Emerging Markets Equity Fund	5
SSGA International Stock Selection Fund	9
Notes to Schedules of Investments (Unaudited)	13

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA DYNAMIC SMALL CAP FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
CONSUMER DISCRETIONARY — 16.0%
Aaron’s, Inc.	4,473	$177,936
Abercrombie & Fitch Co. Class A	4,808	114,671
American Eagle Outfitters, Inc.	8,411	186,724
Asbury Automotive Group, Inc. (a)	2,404	167,198
Bloomin’ Brands, Inc.	8,358	177,357
Brinker International, Inc. (b)	752	32,885
Burlington Stores, Inc. (a)	1,270	185,738
Caleres, Inc.	4,977	176,484
Capella Education Co.	734	69,693
Children’s Place, Inc.	996	128,235
Churchill Downs, Inc.	161	48,203
Citi Trends, Inc.	1,207	36,222
Cooper-Standard Holdings, Inc. (a)	1,526	189,529
Dana, Inc.	6,330	141,159
Dine Brands Global, Inc. (b)	1,923	122,014
DSW, Inc. Class A (b)	8,141	194,407
Guess?, Inc.	1,458	28,577
Helen of Troy, Ltd. (a)	1,920	172,416
Johnson Outdoors, Inc. Class A	351	26,634
La-Z-Boy, Inc.	5,763	179,806
Malibu Boats, Inc. Class A (a)	795	34,090
Marriott Vacations Worldwide Corp. (b)	1,092	131,302
MCBC Holdings, Inc. (a)	840	24,772
MDC Holdings, Inc.	3,645	115,109
Movado Group, Inc.	4,432	217,611
RCI Hospitality Holdings, Inc.	5,194	165,948
Ruth’s Hospitality Group, Inc.	3,463	91,943
Speedway Motorsports, Inc.	153	2,555
Stoneridge, Inc. (a)	6,211	195,833
Taylor Morrison Home Corp. Class A (a)	7,428	159,702
Tenneco, Inc.	1,429	63,133
TopBuild Corp. (a)	1,610	135,160
Tower International, Inc.	2,501	73,529
Weyco Group, Inc.	1,507	52,248
Wolverine World Wide, Inc.	3,723	124,832

		4,143,655

CONSUMER STAPLES — 0.5%
Fresh Del Monte Produce, Inc.	2,326	104,461
Ingles Markets, Inc. Class A	628	18,023

		122,484

ENERGY — 3.5%
Arch Coal, Inc. Class A (b)	1,811	148,792
Archrock, Inc.	1,267	14,634
Bristow Group, Inc.	698	8,257
California Resources Corp. (a) (b)	881	32,368
CVR Energy, Inc. (b)	374	14,111
Delek US Holdings, Inc.	939	52,377
Denbury Resources, Inc. (a)	29,251	124,317
Exterran Corp. (a)	3,245	89,432
HighPoint Resources Corp. (a)	1,232	8,796
Matrix Service Co. (a)	1,027	19,924
NACCO Industries, Inc. Class A	2,656	101,858

Security Description	Shares	Value
PDC Energy, Inc. (a)	784	$47,424
Peabody Energy Corp.	750	32,452
Pioneer Energy Services Corp. (a)	3,321	18,265
SEACOR Holdings, Inc. (a)	711	37,136
SRC Energy, Inc. (a)	3,801	49,185
W&T Offshore, Inc. (a)	11,741	80,426
WildHorse Resource Development Corp. (a)	1,109	29,788

		909,542

FINANCIALS — 22.1%
Anworth Mortgage Asset Corp. REIT	15,017	76,136
Ares Commercial Real Estate Corp. REIT	12,263	169,475
BankFinancial Corp.	1,647	29,333
Boston Private Financial Holdings, Inc.	8,982	152,694
BrightSphere Investment Group PLC	10,265	159,210
Cathay General Bancorp	4,567	192,682
Central Pacific Financial Corp.	5,190	152,794
CNO Financial Group, Inc.	6,459	129,309
Community Trust Bancorp, Inc.	3,053	155,856
Diamond Hill Investment Group, Inc.	16	3,135
Dynex Capital, Inc. REIT	17,115	110,905
Evercore, Inc. Class A	2,150	224,460
Federal Agricultural Mortgage Corp. Class C	313	29,269
First American Financial Corp.	2,724	141,866
First Business Financial Services, Inc.	1,713	44,332
First Community Bancshares, Inc.	2,325	80,096
First Financial Corp.	3,870	168,732
First Financial Northwest, Inc.	1,110	19,292
First Merchants Corp.	3,072	139,745
Flushing Financial Corp.	6,119	163,316
Green Dot Corp. Class A (a)	3,006	214,238
Hanmi Financial Corp.	5,741	171,943
Heritage Financial Corp.	5,499	176,793
Independence Holding Co.	609	22,624
Independent Bank Corp.	6,645	169,780
Infinity Property & Casualty Corp.	1,393	201,567
International Bancshares Corp.	4,566	197,251
Invesco Mortgage Capital, Inc. REIT	7,941	128,882
Investors Bancorp, Inc.	11,149	148,728
MTGE Investment Corp. REIT	8,929	178,134
New Residential Investment Corp. REIT	8,048	143,898
Northrim BanCorp, Inc.	1,077	42,757
Oppenheimer Holdings, Inc. Class A	1,867	52,556
PennyMac Financial Services, Inc. Class A (a)	1,174	23,597
PennyMac Mortgage Investment Trust REIT (b)	9,289	173,890
Peoples Bancorp, Inc.	4,737	177,780
Primerica, Inc.	1,301	127,953

See accompanying notes to schedules of investments.

SSGA DYNAMIC SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
Prosperity Bancshares, Inc.	309	$22,381
Provident Financial Services, Inc.	2,463	68,816
Redwood Trust, Inc. REIT	7,004	114,585
Republic Bancorp, Inc. Class A	3,884	170,546
Umpqua Holdings Corp.	10,311	242,721
United Community Banks, Inc.	4,060	131,788
United Community Financial Corp.	4,482	46,882
Walker & Dunlop, Inc.	1,113	62,462
Washington Federal, Inc.	5,130	166,468

		5,721,657

HEALTH CARE — 15.7%
AMAG Pharmaceuticals, Inc. (a)	2,111	51,614
Amicus Therapeutics, Inc. (a) (b)	1,383	23,373
AMN Healthcare Services, Inc. (a)	3,147	177,806
AnaptysBio, Inc. (a) (b)	228	17,738
Array BioPharma, Inc. (a) (b)	1,441	23,560
Athenex, Inc. (a)	2,357	37,759
Bluebird Bio, Inc. (a) (b)	426	76,275
Blueprint Medicines Corp. (a)	359	30,185
Catalent, Inc. (a)	3,138	123,198
Chemed Corp.	788	256,888
Chimerix, Inc. (a)	2,285	10,442
Clovis Oncology, Inc. (a) (b)	60	2,818
Concert Pharmaceuticals, Inc. (a)	2,172	44,374
CONMED Corp.	303	20,801
Corcept Therapeutics, Inc. (a)	1,083	20,036
CorVel Corp. (a)	2,694	136,047
Cotiviti Holdings, Inc. (a)	500	17,055
CTI BioPharma Corp. (a)	192	826
Cytokinetics, Inc. (a)	3,240	29,160
CytomX Therapeutics, Inc. (a)	290	7,444
Emergent BioSolutions, Inc. (a)	1,169	60,274
Enanta Pharmaceuticals, Inc. (a)	571	56,980
Encompass Health Corp.	4,037	261,396
Ensign Group, Inc.	610	22,332
Exact Sciences Corp. (a) (b)	1,328	79,069
Exelixis, Inc. (a)	424	8,790
FibroGen, Inc. (a)	854	46,031
Foundation Medicine, Inc. (a)	181	17,946
G1 Therapeutics, Inc. (a)	1,234	53,445
Galectin Therapeutics, Inc. (a) (b)	250	1,270
Halozyme Therapeutics, Inc. (a)	742	13,653
HMS Holdings Corp. (a)	7,927	171,461
Horizon Pharma PLC (a)	2,001	32,616
ImmunoGen, Inc. (a)	1,592	18,244
Innoviva, Inc. (a)	1,007	14,894
Integer Holdings Corp. (a)	3,169	209,154
Intellia Therapeutics, Inc. (a) (b)	511	13,848
Iovance Biotherapeutics, Inc. (a)	743	10,848
Ironwood Pharmaceuticals, Inc. (a) (b)	853	15,849
Lexicon Pharmaceuticals, Inc. (a) (b)	466	5,406
Ligand Pharmaceuticals, Inc. (a) (b)	250	48,058
Loxo Oncology, Inc. (a) (b)	171	30,323
Magellan Health, Inc. (a)	1,852	169,365
Medicines Co. (a) (b)	433	14,661
Medpace Holdings, Inc. (a)	202	8,516
MiMedx Group, Inc. (a) (b)	1,246	10,491

Security Description	Shares	Value
Myriad Genetics, Inc. (a)	1,834	$66,959
National HealthCare Corp.	2,513	166,863
Nektar Therapeutics (a)	1,443	115,830
Orthofix International NV (a)	3,000	163,950
PDL BioPharma, Inc. (a)	14,341	38,291
Phibro Animal Health Corp. Class A	454	20,521
PRA Health Sciences, Inc. (a)	1,186	100,691
Providence Service Corp. (a)	2,209	159,048
Sage Therapeutics, Inc. (a) (b)	513	78,330
Sangamo Therapeutics, Inc. (a)	1,041	17,124
Sarepta Therapeutics, Inc. (a) (b)	748	70,200
Spark Therapeutics, Inc. (a) (b)	165	13,165
Spectrum Pharmaceuticals, Inc. (a)	1,110	21,412
Supernus Pharmaceuticals, Inc. (a)	604	34,035
Syneos Health, Inc. (a)	341	14,663
Tivity Health, Inc. (a)	3,578	125,409
Ultragenyx Pharmaceutical, Inc. (a) (b)	272	19,910
Utah Medical Products, Inc.	1,699	177,800
WellCare Health Plans, Inc. (a)	775	171,794

		4,078,314

INDUSTRIALS — 18.9%
AAR Corp.	3,937	175,944
ACCO Brands Corp.	10,110	130,419
Alamo Group, Inc.	679	62,611
Applied Industrial Technologies, Inc.	2,776	193,626
ASGN, Inc. (a)	928	71,456
Brady Corp. Class A	1,415	55,185
Briggs & Stratton Corp.	7,160	132,102
CBIZ, Inc. (a)	1,295	26,742
Comfort Systems USA, Inc.	4,014	188,056
Continental Building Products, Inc. (a)	3,534	106,903
CRA International, Inc.	2,935	158,783
Curtiss-Wright Corp.	1,706	217,088
EMCOR Group, Inc.	2,761	209,643
Ennis, Inc.	2,754	50,260
FTI Consulting, Inc. (a)	3,706	229,735
H&E Equipment Services, Inc.	4,487	155,115
Hillenbrand, Inc.	984	45,904
Insperity, Inc.	2,542	233,864
Interface, Inc.	7,167	162,691
Kforce, Inc.	4,638	156,069
Kimball International, Inc. Class B	8,667	140,839
Korn/Ferry International	3,588	196,192
McGrath RentCorp	3,197	208,061
Miller Industries, Inc.	569	15,164
Moog, Inc. Class A	2,132	173,822
Navigant Consulting, Inc. (a)	3,722	90,668
Resources Connection, Inc.	944	15,718
Rush Enterprises, Inc. Class B (a)	1,676	70,995
Saia, Inc. (a)	287	23,649
Simpson Manufacturing Co., Inc.	1,642	103,955
SkyWest, Inc.	622	35,454
SP Plus Corp. (a)	3,467	124,812
Tetra Tech, Inc.	3,832	210,568
Triton International, Ltd.	4,723	164,408

See accompanying notes to schedules of investments.

SSGA DYNAMIC SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
Vectrus, Inc. (a)	3,858	$123,726
Wabash National Corp.	3,897	77,979
Watts Water Technologies, Inc. Class A	2,600	200,070
Werner Enterprises, Inc.	4,413	172,990

		4,911,266

INFORMATION TECHNOLOGY — 17.2%
Advanced Energy Industries, Inc. (a)	2,692	176,407
American Software, Inc. Class A	4,262	56,131
Aspen Technology, Inc. (a)	1,186	110,606
Benchmark Electronics, Inc.	3,647	101,022
Bottomline Technologies de, Inc. (a) (b)	408	19,405
Brooks Automation, Inc.	6,411	209,512
Cass Information Systems, Inc.	1,088	67,641
Cirrus Logic, Inc. (a)	2,352	88,153
CSG Systems International, Inc.	3,574	147,892
Diodes, Inc. (a)	4,884	167,228
Electro Scientific Industries, Inc. (a)	3,256	63,883
Entegris, Inc.	6,427	225,588
ePlus, Inc. (a)	1,771	161,072
Hackett Group, Inc.	6,762	108,868
Insight Enterprises, Inc. (a)	3,139	147,219
j2 Global, Inc.	1,939	163,729
ManTech International Corp. Class A	2,348	126,581
MAXIMUS, Inc.	2,803	170,703
Methode Electronics, Inc.	4,462	179,149
MKS Instruments, Inc.	658	73,828
Nanometrics, Inc. (a)	4,992	209,514
Novanta, Inc. (a)	372	24,124
OSI Systems, Inc. (a)	1,862	127,696
Perficient, Inc. (a)	7,446	194,415
Progress Software Corp.	4,580	173,490
Rudolph Technologies, Inc. (a)	6,150	206,025
Sanmina Corp. (a)	4,385	126,288
ScanSource, Inc. (a)	1,122	43,926
Sykes Enterprises, Inc. (a)	5,427	152,770
Syntel, Inc. (a)	2,326	73,269
Travelport Worldwide, Ltd.	11,708	205,358
Unisys Corp. (a) (b)	14,159	170,616
Vishay Intertechnology, Inc. (b)	9,134	193,641

		4,465,749

MATERIALS — 2.7%
Boise Cascade Co.	446	21,274
Hawkins, Inc.	94	2,947
Innophos Holdings, Inc.	1,371	65,164
Kaiser Aluminum Corp.	1,711	188,655
PolyOne Corp.	867	36,345

Security Description	Shares	Value
Schweitzer-Mauduit International, Inc.	704	$30,842
Trinseo SA	2,412	174,387
Warrior Met Coal, Inc. (b)	1,341	36,435
Worthington Industries, Inc.	3,260	156,317

		712,366

REAL ESTATE — 2.9%
Chesapeake Lodging Trust REIT	4,430	142,779
HFF, Inc. Class A	1,510	50,917
Ryman Hospitality Properties, Inc. REIT	2,684	225,134
Tier REIT, Inc.	4,668	102,509
Xenia Hotels & Resorts, Inc. REIT	8,628	217,167

		738,506

TOTAL COMMON STOCKS (Cost $22,931,161)		25,803,539

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.71% (c) (d)	145,574	145,574
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	46,024	46,024

TOTAL SHORT-TERM INVESTMENTS (Cost $191,598)		191,598

TOTAL INVESTMENTS — 100.3% (Cost $23,122,759)		25,995,137

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(65,643)

NET ASSETS — 100.0%		$25,929,494

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at May 31, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to schedules of investments.

SSGA DYNAMIC SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

At May 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-mini Russell 2000 Index (long)	2	06/15/2018	$160,075	$163,420	$3,345

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$4,143,653	$—	$—	$4,143,653
Consumer Staples	122,485	—	—	122,485
Energy	909,544	—	—	909,544
Financials	5,721,657	—	—	5,721,657
Health Care	4,078,312	—	—	4,078,312
Industrials	4,911,268	—	—	4,911,268
Information Technology	4,465,747	—	—	4,465,747
Materials	712,367	—	—	712,367
Real Estate	738,506	—	—	738,506
Short-Term Investments	191,598	—	—	191,598

TOTAL INVESTMENTS	$25,995,137	$—	$—	$25,995,137

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	3,345	—	—	3,345

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$25,998,482	$—	$—	$25,998,482

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/17	Value at 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/18	Value at 5/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	104,563	$104,563	$12,583,906	$12,542,895	$—	$—	145,574	$145,574	$2,925	$—
State Street Navigator Securities Lending Government Money Market Portfolio	554,024	554,024	2,653,902	3,161,902	—	—	46,024	46,024	4,475	—

Total		$658,587	$15,237,808	$15,704,797	$—	$—		$191,598	$7,400	$—

See accompanying notes to schedules of investments.

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.8%
BRAZIL — 1.8%
Braskem SA Class A, Preference Shares (a)	8,800	$107,169
Fibria Celulose SA (a)	27,500	522,575
Fibria Celulose SA ADR	8,600	159,100
Itau Unibanco Holding SA Preference Shares (a)	28,100	323,774
Itausa - Investimentos Itau SA Preference Shares (a)	73,369	221,044
Itausa - Investimentos Itau SA	83	263

		1,333,925

CHILE — 0.7%
Engie Energia Chile SA	247,451	497,760

CHINA — 19.5%
Agricultural Bank of China, Ltd. Class H	1,313,000	679,669
Air China, Ltd. Class H	464,000	537,760
China Communications Services Corp., Ltd. Class H	2,214,000	1,425,528
China Lilang, Ltd.	159,000	239,214
China Mobile, Ltd.	166,200	1,483,323
China Resources Pharmaceutical Group, Ltd. (b)	228,000	350,000
China Shenhua Energy Co., Ltd. Class H	421,500	1,101,687
China Shineway Pharmaceutical Group, Ltd.	99,000	215,591
Chongqing Rural Commercial Bank Co., Ltd. Class H	147,000	98,210
CNOOC, Ltd.	1,051,000	1,768,819
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,549,900	1,395,131
Guangzhou Automobile Group Co., Ltd. Class H	318,000	539,244
Hengan International Group Co., Ltd.	28,000	266,677
Industrial & Commercial Bank of China, Ltd. Class H	790,000	654,707
Jiangsu Expressway Co., Ltd. Class H	406,000	612,893
Sinopec Shanghai Petrochemical Co., Ltd. Class H	124,000	91,539
Tencent Holdings, Ltd.	15,900	809,272
Want Want China Holdings, Ltd.	137,000	135,896
Wuxi Little Swan Co., Ltd. Class B	174,050	1,013,028
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)	40,000	219,298
Yuexiu Transport Infrastructure, Ltd. (c)	94,000	74,067
Zhejiang Expressway Co., Ltd. Class H	426,000	426,369

		14,137,922

CZECH REPUBLIC — 3.1%
CEZ A/S	3,038	75,985
O2 Czech Republic A/S	153,035	1,939,805

Security Description	Shares	Value
Pegas Nonwovens SA	3,161	$128,788
Philip Morris CR A/S	118	77,777

		2,222,355

GREECE — 1.1%
Aegean Airlines SA	37,912	383,377
Motor Oil Hellas Corinth Refineries SA	19,225	389,716

		773,093

HONG KONG — 0.6%
Yuexiu Real Estate Investment Trust	646,000	452,180

HUNGARY — 0.6%
Magyar Telekom Telecommunications PLC	244,605	371,046
MOL Hungarian Oil & Gas PLC	7,503	70,702

		441,748

INDIA — 7.6%
Bharat Petroleum Corp., Ltd.	75,553	452,260
Divi’s Laboratories, Ltd.	25,443	394,921
Indraprastha Gas, Ltd.	65,517	257,282
Infosys, Ltd.	124,353	2,269,893
Jagran Prakashan, Ltd.	63,300	154,164
JSW Steel, Ltd.	145,271	714,488
Reliance Industries, Ltd.	67,700	924,319
Vardhman Textiles, Ltd.	17,448	324,151

		5,491,478

INDONESIA — 5.4%
Bank Central Asia Tbk PT	168,000	274,458
Bank Rakyat Indonesia Persero Tbk PT	2,040,100	452,214
Bank Tabungan Negara Persero Tbk PT	7,224,500	1,585,803
Telekomunikasi Indonesia Persero Tbk PT	6,484,300	1,642,658

		3,955,133

MALAYSIA — 5.8%
Malayan Banking Bhd	220,035	534,055
MISC Bhd	523,400	771,949
Padini Holdings Bhd	291,500	420,404
PPB Group Bhd	60,600	303,305
Public Bank Bhd	359,000	2,152,196

		4,181,909

MEXICO — 1.6%
Bolsa Mexicana de Valores SAB de CV	98,800	161,045
Grupo Financiero Banorte SAB de CV Series O	99,500	529,811
Wal-Mart de Mexico SAB de CV	176,100	442,002

		1,132,858

PAKISTAN — 3.0%
Hub Power Co. Ltd.	376,300	321,687
Indus Motor Co., Ltd.	14,220	194,307
Kot Addu Power Co., Ltd.	305,500	154,673
MCB Bank, Ltd.	361,200	638,088

See accompanying notes to schedules of investments.

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
National Bank of Pakistan	285,500	$122,366
Nishat Mills, Ltd.	172,400	216,139
Oil & Gas Development Co., Ltd.	394,900	554,982

		2,202,242

PERU — 0.2%
Credicorp, Ltd.	700	154,994

PHILIPPINES — 3.4%
Aboitiz Power Corp.	420,800	314,786
Cebu Air, Inc.	207,650	343,873
Globe Telecom, Inc.	11,535	354,818
Manila Electric Co.	72,240	443,873
Manila Water Co., Inc.	987,800	533,052
Metro Pacific Investments Corp.	5,752,700	509,180

		2,499,582

POLAND — 0.8%
Asseco Poland SA (a)	19,835	245,813
Netia SA (a)	41,026	51,895
Neuca SA	3,492	274,086

		571,794

QATAR — 2.1%
Barwa Real Estate Co.	22,068	207,831
Masraf Al Rayan QSC	11,084	101,890
Ooredoo QSC	46,635	859,437
Qatar Islamic Bank SAQ	11,709	369,150

		1,538,308

RUSSIA — 0.5%
Alrosa PJSC	136,000	192,673
Mobile TeleSystems PJSC ADR	16,400	157,112

		349,785

SINGAPORE — 0.5%
IGG, Inc.	231,000	362,852

SOUTH AFRICA — 1.7%
AngloGold Ashanti, Ltd.	19,999	169,638
Growthpoint Properties, Ltd. REIT	264,339	564,809
Sasol, Ltd. ADR	6,700	243,746
Standard Bank Group, Ltd.	16,727	272,520

		1,250,713

SOUTH KOREA — 8.6%
Coway Co., Ltd.	1,926	155,981
Hanwha Life Insurance Co., Ltd.	24,755	127,914
Hyundai Glovis Co., Ltd.	1,261	157,340
Hyundai Mobis Co., Ltd.	797	161,182
KT Corp.	31,131	779,755
KT&G Corp.	11,927	1,062,194
LG Household & Health Care, Ltd.	256	318,946
Samsung Card Co., Ltd.	5,345	183,960
Samsung Electronics Co., Ltd. Preference Shares	30,350	1,140,289
Samsung Electronics Co., Ltd.	29,050	1,366,330
Woori Bank	53,567	760,309

		6,214,200

TAIWAN — 18.9%
ASE Industrial Holding Co., Ltd.	65,500	166,147

Security Description	Shares	Value
Asustek Computer, Inc.	29,000	$262,787
AU Optronics Corp.	613,000	269,044
Cathay Financial Holding Co., Ltd.	138,000	246,877
Chipbond Technology Corp.	74,000	155,600
Chunghwa Telecom Co., Ltd.	584,000	2,124,593
E.Sun Financial Holding Co., Ltd.	851,333	593,857
First Financial Holding Co., Ltd.	1,460,960	992,291
Formosa Chemicals & Fibre Corp.	365,000	1,400,965
Formosa Plastics Corp.	301,000	1,079,969
Fubon Financial Holding Co., Ltd.	142,000	246,923
Greatek Electronics, Inc.	212,000	384,213
Nan Ya Plastics Corp.	91,000	254,216
Powertech Technology, Inc.	225,000	671,362
Sampo Corp.	799,000	361,345
Taiwan Cement Corp.	811,000	1,180,168
Taiwan Mobile Co., Ltd.	47,000	172,555
Taiwan Semiconductor Manufacturing Co., Ltd.	265,782	1,987,056
Taiwan Shin Kong Security Co., Ltd.	288,000	368,633
Ttet Union Corp.	65,000	204,579
Uni-President Enterprises Corp.	224,960	548,857
Yuanta Financial Holding Co., Ltd.	195,000	91,768

		13,763,805

THAILAND — 5.5%
Electricity Generating PCL	50,700	381,954
PTT PCL	110,000	179,665
Siam Cement PCL	26,800	370,291
Thai Oil PCL	1,061,500	3,052,766

		3,984,676

TURKEY — 0.3%
Tofas Turk Otomobil Fabrikasi A/S	39,360	217,341

UNITED ARAB EMIRATES — 3.5%
Abu Dhabi Commercial Bank PJSC	583,086	1,115,962
Aldar Properties PJSC	1,700,529	949,072
DAMAC Properties Dubai Co. PJSC	545,134	354,701
Dubai Islamic Bank PJSC	105,706	145,905

		2,565,640

TOTAL COMMON STOCKS (Cost $56,419,004)		70,296,293

RIGHTS — 0.0% (d)
UNITED ARAB EMIRATES — 0.0% (d)
Dubai Islamic Bank PJSC (expiring 6/6/18) (e) (Cost $0)	17,098	9,124

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.71% (f) (g)	1,785,329	1,785,329

See accompanying notes to schedules of investments.

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	71,910	$71,910

TOTAL SHORT-TERM INVESTMENTS (Cost $1,857,239)		1,857,239

TOTAL INVESTMENTS — 99.4% (Cost $58,276,243)		72,162,656

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		452,464

NET ASSETS — 100.0%		$72,615,120

(a)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of May 31, 2018, total aggregate fair value of securities is $1,472,270 representing 2.0% of net assets.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of May 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at May 31, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	Non-income producing security.
(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2018 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at May 31, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

At May 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets Index (long)	25	06/15/2018	$1,434,160	$1,402,125	$(32,035)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$159,363	$1,174,562	$—	$1,333,925
Chile	497,760	—	—	497,760
China	14,137,922	—	—	14,137,922
Czech Republic	2,222,355	—	—	2,222,355
Greece	773,093	—	—	773,093
Hong Kong	452,180	—	—	452,180
Hungary	441,748	—	—	441,748
India	5,491,478	—	—	5,491,478
Indonesia	3,955,133	—	—	3,955,133

See accompanying notes to schedules of investments.

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Malaysia	$4,181,909	$—	$—	$4,181,909
Mexico	1,132,858	—	—	1,132,858
Pakistan	2,202,242	—	—	2,202,242
Peru	154,994	—	—	154,994
Philippines	2,499,582	—	—	2,499,582
Poland	274,086	297,708	—	571,794
Qatar	1,538,308	—	—	1,538,308
Russia	349,785	—	—	349,785
Singapore	362,852	—	—	362,852
South Africa	1,250,713	—	—	1,250,713
South Korea	6,214,200	—	—	6,214,200
Taiwan	13,763,805	—	—	13,763,805
Thailand	370,291	3,614,385	—	3,984,676
Turkey	217,341	—	—	217,341
United Arab Emirates	2,565,640	—	—	2,565,640
Rights
United Arab Emirates	—	9,124	—	9,124
Short-Term Investments	1,857,239	—	—	1,857,239

TOTAL INVESTMENTS	$67,066,877	$5,095,779	$—	$72,162,656

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(32,035)	—	—	(32,035)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$(32,035)	$—	$—	$(32,035)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/17	Value at 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/18	Value at 5/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,460,460	$1,460,460	$19,208,789	$18,883,920	$—	$—	1,785,329	$1,785,329	$10,124	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	1,925,745	1,853,835	—	—	71,910	71,910	996	—

Total		$1,460,460	$21,134,534	$20,737,755	$—	$—		$1,857,239	$11,120	$—

See accompanying notes to schedules of investments.

SSGA INTERNATIONAL STOCK SELECTION FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 5.9%
Ansell, Ltd.	19,061	$378,391
BHP Billiton, Ltd.	14,121	350,165
BlueScope Steel, Ltd.	120,772	1,587,382
Charter Hall Group REIT	59,830	288,220
Coca-Cola Amatil, Ltd.	44,482	298,719
Computershare, Ltd.	20,281	265,952
CSR, Ltd.	389,194	1,477,526
GPT Group REIT	77,405	294,444
Incitec Pivot, Ltd.	110,612	287,757
Insurance Australia Group, Ltd.	44,337	272,598
Macquarie Group, Ltd.	7,905	683,483
Mirvac Group REIT	167,362	291,105
Qantas Airways, Ltd.	479,962	2,304,867
Regis Resources, Ltd.	374,015	1,340,703
Sandfire Resources NL	48,064	315,868
South32, Ltd.	857,587	2,412,607
Stockland REIT	930,725	2,921,022
Wesfarmers, Ltd.	8,340	287,353
Woodside Petroleum, Ltd.	10,908	267,356

		16,325,518

AUSTRIA — 0.1%
OMV AG (a)	4,392	251,662

BELGIUM — 0.2%
Ageas	5,352	271,543
Colruyt SA	4,946	262,913

		534,456

DENMARK — 3.4%
Danske Bank A/S	116,297	3,861,558
Dfds A/S	8,995	534,615
DONG Energy A/S (b)	4,334	259,700
GN Store Nord A/S	7,250	276,829
H Lundbeck A/S	17,571	1,239,449
Novo Nordisk A/S Class B	25,890	1,229,914
Royal Unibrew A/S	10,454	750,391
Sydbank A/S	16,968	575,670
Topdanmark A/S	11,885	533,893

		9,262,019

FINLAND — 2.0%
Stora Enso Oyj Class R	212,765	4,354,072
UPM-Kymmene Oyj	31,846	1,169,381

		5,523,453

FRANCE — 7.6%
AXA SA	18,617	464,122
Bouygues SA	5,700	263,478
Cie de Saint-Gobain (c)	60,328	3,023,823
Cie Generale des Etablissements Michelin SCA	30,084	3,893,288
CNP Assurances	88,529	2,071,967
Eiffage SA	2,343	264,048
Orange SA	16,311	280,782
Safran SA	2,370	283,022
Sanofi (c)	60,763	4,662,028
Schneider Electric SE	3,108	268,073

Security Description	Shares	Value
Sopra Steria Group	2,744	$546,943
TOTAL SA	30,637	1,864,233
Veolia Environnement SA	126,831	2,879,439
Vinci SA	2,773	271,402

		21,036,648

GERMANY — 6.4%
Allianz SE	7,042	1,452,040
AURELIUS Equity Opportunities SE & Co. KGaA	3,618	241,300
Aurubis AG	3,175	257,743
BASF SE	23,602	2,324,620
Bayer AG	40,126	4,778,183
Covestro AG (b)	28,367	2,584,682
Deutsche Lufthansa AG	111,658	3,034,912
Deutsche Pfandbriefbank AG (b)	18,546	282,940
Deutsche Post AG	9,647	366,191
Fresenius Medical Care AG & Co. KGaA	2,773	276,913
LEG Immobilien AG	2,502	274,245
Schaeffler AG Preference Shares	17,589	263,405
Siltronic AG	6,423	1,085,023
Volkswagen AG Preference Shares	1,569	295,203
Wacker Chemie AG	1,542	250,572

		17,767,972

HONG KONG — 6.7%
BOC Hong Kong Holdings, Ltd.	706,500	3,553,578
CK Asset Holdings, Ltd.	177,000	1,478,159
CLP Holdings, Ltd.	120,000	1,260,710
HKT Trust & HKT, Ltd.	425,000	533,743
Hysan Development Co., Ltd.	49,000	283,322
Jardine Matheson Holdings, Ltd.	6,300	393,372
Kerry Properties, Ltd.	75,500	403,818
Link REIT	522,000	4,618,880
Sun Hung Kai Properties, Ltd.	146,000	2,356,640
WH Group, Ltd. (b)	3,479,500	3,571,243

		18,453,465

IRELAND — 0.1%
Smurfit Kappa Group PLC	7,036	291,181

ISRAEL — 0.7%
Bank Hapoalim BM	97,616	673,912
Bank Leumi Le-Israel BM	202,413	1,262,260

		1,936,172

ITALY — 4.0%
Enel SpA	94,281	518,361
Eni SpA (c)	252,997	4,581,420
Hera SpA	193,679	600,467
Intesa Sanpaolo SpA	76,397	224,575
Italgas SpA	47,835	249,410
Mediobanca Banca di Credito Finanziario SpA	24,773	233,656
Poste Italiane SpA (b)	29,941	256,359
Saras SpA	127,584	286,074
Snam SpA	966,853	3,965,092

		10,915,414

See accompanying notes to schedules of investments.

SSGA INTERNATIONAL STOCK SELECTION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
JAPAN — 24.1%
Alfresa Holdings Corp.	34,100	$862,962
Asahi Kasei Corp.	20,800	285,944
Astellas Pharma, Inc.	186,000	2,845,953
Canon, Inc.	132,000	4,506,577
Central Japan Railway Co.	1,400	289,691
Daiwa House Industry Co., Ltd.	7,400	268,491
FUJIFILM Holdings Corp.	86,700	3,332,991
Heiwado Co., Ltd.	26,300	636,799
Hitachi, Ltd.	630,000	4,613,301
Honda Motor Co., Ltd.	130,300	4,128,732
ITOCHU Corp.	225,600	4,243,026
Japan Airlines Co., Ltd.	83,800	3,249,238
JXTG Holdings, Inc.	41,100	265,562
Kajima Corp.	178,000	1,452,994
Kaken Pharmaceutical Co., Ltd.	4,600	254,980
Kaneka Corp.	27,000	277,980
Kirin Holdings Co., Ltd.	41,800	1,189,236
K’s Holdings Corp.	24,300	294,857
Marubeni Corp.	368,100	2,870,764
Mitsubishi Chemical Holdings Corp.	42,600	394,731
Mitsui & Co., Ltd.	222,400	3,919,114
Mitsui Chemicals, Inc.	135,400	3,920,669
Nippon Telegraph & Telephone Corp.	96,200	4,515,303
NTT DOCOMO, Inc.	109,300	2,831,341
Obayashi Corp.	148,300	1,498,200
Resona Holdings, Inc.	48,300	269,461
Shionogi & Co., Ltd.	5,400	283,638
Sumitomo Electric Industries, Ltd.	36,300	548,746
Sumitomo Mitsui Trust Holdings, Inc.	6,400	267,213
Taisei Corp.	76,400	4,206,793
Toyota Motor Corp.	107,400	6,832,885
Toyota Tsusho Corp.	37,400	1,292,678

		66,650,850

LUXEMBOURG — 0.1%
ArcelorMittal	7,767	251,516

NETHERLANDS — 3.2%
ABN AMRO Group NV (b)(c)	81,326	2,112,549
Heineken Holding NV	5,786	563,452
Koninklijke Ahold Delhaize NV	75,090	1,725,307
NN Group NV	98,470	4,231,679
Wolters Kluwer NV	5,088	285,748

		8,918,735

NORWAY — 3.6%
Aker BP ASA	7,431	271,533
Austevoll Seafood ASA	77,308	925,878
DNB ASA	201,202	3,602,245
Equinor ASA (c)	79,479	2,091,220
Marine Harvest ASA	13,288	265,835
Orkla ASA	59,901	540,249
Salmar ASA	19,070	831,998
Telenor ASA	71,069	1,463,903

		9,992,861

Security Description	Shares	Value
SINGAPORE — 0.2%
Oversea-Chinese Banking Corp., Ltd.	60,500	$566,658

SOUTH AFRICA — 0.3%
Mondi PLC	33,403	927,606

SPAIN — 3.2%
ACS Actividades de Construccion y Servicios SA	45,015	1,868,707
Amadeus IT Group SA	17,652	1,401,190
Enagas SA	9,889	263,701
Ence Energia y Celulosa SA	32,689	257,570
Endesa SA	32,027	705,579
Iberdrola SA	144,204	1,023,628
Repsol SA	171,831	3,275,334

		8,795,709

SWEDEN — 3.3%
Castellum AB	18,023	289,378
Electrolux AB Class B	20,234	499,248
Sandvik AB	36,407	631,614
Skandinaviska Enskilda Banken AB Class A	62,652	564,352
SKF AB Class B	20,148	391,236
Swedbank AB Class A	12,722	264,420
Swedish Match AB	93,102	4,412,767
Volvo AB Class B	110,439	1,900,321

		8,953,336

SWITZERLAND — 8.0%
ABB, Ltd.	71,083	1,607,589
Baloise Holding AG	8,581	1,258,941
Cembra Money Bank AG	7,277	586,974
Flughafen Zurich AG	5,237	1,098,835
GAM Holding AG	16,731	250,048
Logitech International SA	9,599	391,713
Nestle SA	22,727	1,715,132
Novartis AG	94,448	6,991,605
Roche Holding AG	5,448	1,166,600
Swiss Life Holding AG (d)	7,287	2,484,205
Swisscom AG	1,187	529,429
Zurich Insurance Group AG (d)	13,783	4,086,234

		22,167,305

UNITED KINGDOM — 15.3%
3i Group PLC	345,820	4,381,094
Aviva PLC	38,087	258,623
Barratt Developments PLC	68,320	495,521
Bellway PLC	39,099	1,706,381
Berkeley Group Holdings PLC	22,939	1,294,774
BP PLC	35,911	275,116
British Land Co. PLC REIT	30,342	273,472
Carnival PLC	61,917	3,981,306
Centamin PLC	577,572	989,305
Diageo PLC	109,070	4,005,411
Direct Line Insurance Group PLC	772,794	3,672,648
Legal & General Group PLC	73,520	263,686
Lloyds Banking Group PLC	5,511,784	4,631,456
Man Group PLC	749,398	1,810,118
Meggitt PLC	42,423	277,294

See accompanying notes to schedules of investments.

SSGA INTERNATIONAL STOCK SELECTION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
Next PLC	3,673	$283,197
Pearson PLC	201,355	2,413,325
Persimmon PLC	123,487	4,648,941
QinetiQ Group PLC	87,744	308,286
Redrow PLC	68,729	553,215
Rio Tinto, Ltd.	4,388	275,330
Royal Mail PLC	112,581	761,768
Smith & Nephew PLC	19,803	360,259
SSE PLC	14,879	270,483
Tate & Lyle PLC	374,347	3,425,743
Tesco PLC	169,129	552,412

		42,169,164

TOTAL COMMON STOCKS (Cost $262,100,033)		271,691,700

SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.71% (e) (f)	1,726,543	1,726,543
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	15,479,251	15,479,251

TOTAL SHORT-TERM INVESTMENTS (Cost $17,205,794)		17,205,794

TOTAL INVESTMENTS — 104.6% (Cost $279,305,827)		288,897,494

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(12,746,988)

NET ASSETS — 100.0%		$276,150,506

(a)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of May 31, 2018, total aggregate fair value of securities is $251,662 representing 0.1% of net assets.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of May 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at May 31, 2018.
(d)	Non-income producing security.
(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at May 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

At May 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE Index (long)	28	06/15/2018	$2,833,040	$2,781,800	$(51,240)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$16,325,518	$—	$—	$16,325,518
Austria	—	251,662	—	251,662
Belgium	534,456	—	—	534,456
Denmark	9,262,019	—	—	9,262,019
Finland	5,523,453	—	—	5,523,453
France	21,036,648	—	—	21,036,648
Germany	17,767,972	—	—	17,767,972
Hong Kong	18,453,465	—	—	18,453,465

See accompanying notes to schedules of investments.

SSGA INTERNATIONAL STOCK SELECTION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Ireland	$291,181	$—	$—	$291,181
Israel	1,936,172	—	—	1,936,172
Italy	10,915,414	—	—	10,915,414
Japan	66,650,850	—	—	66,650,850
Luxembourg	251,516	—	—	251,516
Netherlands	8,918,735	—	—	8,918,735
Norway	9,992,861	—	—	9,992,861
Singapore	566,658	—	—	566,658
South Africa	927,606	—	—	927,606
Spain	8,795,709	—	—	8,795,709
Sweden	8,953,336	—	—	8,953,336
Switzerland	22,167,305	—	—	22,167,305
United Kingdom	42,169,164	—	—	42,169,164
Short-Term Investments	17,205,794	—	—	17,205,794

TOTAL INVESTMENTS	$288,645,832	$251,662	$—	$288,897,494

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	(51,240)	—	—	(51,240)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$(51,240)	$—	$—	$(51,240)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/17	Value at 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/18	Value at 5/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	$100	$24,507,425	$22,780,982	$—	$—	1,726,543	$1,726,543	$13,223	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	50,415,249	34,935,998	—	—	15,479,251	15,479,251	77,991	—

Total		$100	$74,922,674	$57,716,980	$—	$—		$17,205,794	$91,214	$—

See accompanying notes to schedules of investments.

SSGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2018 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SSGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of May 31, 2018 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The State Street Disciplined Emerging Markets Equity Fund had transfers of securities from Level 1 to Level 2 during the period ended May 31, 2018 in the amount of $949,696. At May 31, 2018, these investments were valued using alternative valuation procedures under the valuation policy and procedures adopted by the Board. At August 31, 2017, these investments were valued at exchange closing prices in accordance with the Fund’s valuation policy.

Futures Contracts

The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2018, are disclosed in the Funds’ respective Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of May 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Dynamic Small Cap Fund	$23,133,679	$3,614,371	$749,568	$2,864,803
State Street Disciplined Emerging Markets Equity Fund	58,326,976	16,112,934	2,309,289	13,803,645
SSGA International Stock Selection Fund	282,067,985	17,982,894	11,204,625	6,778,269

Quarterly Report

May 31, 2018

SSGA Funds

SSGA Equity 500 Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

Schedule of Investments (Unaudited)	1
Notes to Financial Statements (Unaudited)	8

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

SSGA S&P 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.

Security Description	Shares	Value
COMMON STOCKS — 98.0%
CONSUMER DISCRETIONARY — 12.6%
Advance Auto Parts, Inc.	4,300	$553,066
Amazon.com, Inc. (a)	26,402	43,025,227
Aptiv PLC	17,781	1,733,647
AutoZone, Inc. (a)	1,888	1,225,916
Best Buy Co., Inc.	16,013	1,092,887
Booking Holdings, Inc. (a)	3,208	6,765,415
BorgWarner, Inc.	13,223	645,018
CarMax, Inc. (a) (b)	11,997	826,833
Carnival Corp.	27,049	1,684,612
CBS Corp. Class B	23,118	1,164,454
Charter Communications, Inc. Class A (a)	12,400	3,236,896
Chipotle Mexican Grill, Inc. (a)	1,614	694,310
Comcast Corp. Class A	307,730	9,595,021
D.R. Horton, Inc.	22,479	948,839
Darden Restaurants, Inc.	8,117	709,507
Discovery, Inc. Class A (a) (b)	12,597	265,671
Discovery, Inc. Class C (a)	20,660	408,448
DISH Network Corp. Class A (a)	15,100	446,205
Dollar General Corp.	17,287	1,512,267
Dollar Tree, Inc. (a)	15,782	1,303,435
Expedia Group, Inc.	7,923	958,921
Foot Locker, Inc.	8,000	431,760
Ford Motor Co.	251,860	2,908,983
Gap, Inc.	15,364	429,885
Garmin, Ltd.	6,260	376,163
General Motors Co.	83,877	3,581,548
Genuine Parts Co.	9,220	837,084
Goodyear Tire & Rubber Co.	14,413	352,110
H&R Block, Inc.	16,351	448,835
Hanesbrands, Inc. (b)	23,400	426,582
Harley-Davidson, Inc.	12,385	508,776
Hasbro, Inc.	7,628	661,729
Hilton Worldwide Holdings, Inc.	18,700	1,509,277
Home Depot, Inc.	76,610	14,291,595
Interpublic Group of Cos., Inc.	23,128	522,693
Kohl’s Corp.	11,188	746,799
L Brands, Inc.	17,746	601,767
Leggett & Platt, Inc.	9,844	406,557
Lennar Corp. Class A	18,125	937,787
LKQ Corp. (a)	20,800	660,816
Lowe’s Cos., Inc.	55,112	5,236,191
Macy’s, Inc.	17,561	613,054
Marriott International, Inc. Class A	19,952	2,700,703
Mattel, Inc. (b)	17,143	266,059
McDonald’s Corp.	52,915	8,466,929
MGM Resorts International	35,300	1,110,185

Security Description	Shares	Value
Michael Kors Holdings, Ltd. (a)	8,886	$509,968
Mohawk Industries, Inc. (a)	4,169	850,643
Netflix, Inc. (a)	28,696	10,089,514
Newell Brands, Inc. (b)	34,450	812,331
News Corp. Class A	28,814	433,074
News Corp. Class B	7,500	115,875
NIKE, Inc. Class B	86,202	6,189,304
Nordstrom, Inc.	7,756	380,277
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	675,186
Omnicom Group, Inc.	14,950	1,077,596
O’Reilly Automotive, Inc. (a)	5,620	1,514,084
PulteGroup, Inc.	19,543	591,176
PVH Corp.	4,751	760,160
Ralph Lauren Corp.	4,136	556,623
Ross Stores, Inc.	25,044	1,975,471
Royal Caribbean Cruises, Ltd.	11,300	1,186,274
Starbucks Corp.	93,292	5,286,858
Tapestry, Inc.	19,000	830,680
Target Corp.	36,444	2,656,403
Tiffany & Co.	6,581	860,663
Time Warner, Inc.	52,180	4,913,269
TJX Cos., Inc.	41,675	3,764,086
Tractor Supply Co.	8,274	614,841
TripAdvisor, Inc. (a)	7,215	376,190
Twenty-First Century Fox, Inc. Class A	67,809	2,614,037
Twenty-First Century Fox, Inc. Class B	28,600	1,091,662
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	888,876
Under Armour, Inc. Class A (a) (b)	14,376	300,458
Under Armour, Inc. Class C (a) (b)	14,478	273,924
VF Corp.	21,928	1,779,676
Viacom, Inc. Class B	24,341	659,641
Walt Disney Co.	99,793	9,926,410
Whirlpool Corp.	4,559	659,915
Wynn Resorts, Ltd.	5,359	1,050,418
Yum! Brands, Inc.	21,690	1,764,048

		195,860,073

CONSUMER STAPLES — 6.6%
Altria Group, Inc.	126,170	7,032,716
Archer-Daniels-Midland Co.	35,692	1,560,454
Brown-Forman Corp. Class B	17,327	980,015
Campbell Soup Co. (b)	14,083	473,752
Church & Dwight Co., Inc.	16,200	760,590
Clorox Co.	8,179	988,269
Coca-Cola Co.	252,022	10,836,946
Colgate-Palmolive Co.	58,279	3,676,822
Conagra Brands, Inc.	26,151	969,156
Constellation Brands, Inc. Class A	11,376	2,537,758
Costco Wholesale Corp.	28,534	5,656,580
Coty, Inc. Class A (b)	28,940	383,455
Dr. Pepper Snapple Group, Inc.	11,903	1,420,028

See accompanying notes to schedule of investments.

1

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	14,963	$2,236,071
General Mills, Inc.	37,022	1,565,660
Hershey Co.	8,615	775,695
Hormel Foods Corp. (b)	15,998	574,168
J.M. Smucker Co.	7,355	790,663
Kellogg Co. (b)	17,307	1,114,398
Kimberly-Clark Corp.	23,273	2,347,082
Kraft Heinz Co.	39,651	2,279,139
Kroger Co.	57,410	1,396,785
McCormick & Co., Inc.	8,061	814,161
Molson Coors Brewing Co. Class B	11,409	703,365
Mondelez International, Inc. Class A	99,294	3,899,275
Monster Beverage Corp. (a)	27,287	1,396,003
PepsiCo, Inc.	93,238	9,347,110
Philip Morris International, Inc.	101,487	8,072,276
Procter & Gamble Co.	165,113	12,081,318
Sysco Corp.	32,435	2,109,248
Tyson Foods, Inc. Class A	19,191	1,294,817
Walmart, Inc.	96,399	7,956,773
Walgreens Boots Alliance, Inc.	56,613	3,532,085

		101,562,633

ENERGY — 6.2%
Anadarko Petroleum Corp.	32,944	2,299,491
Andeavor	9,349	1,350,276
Apache Corp.	24,970	998,800
Baker Hughes a GE Co.	28,094	971,772
Cabot Oil & Gas Corp.	30,622	699,713
Chevron Corp.	125,934	15,653,596
Cimarex Energy Co.	6,942	645,051
Concho Resources, Inc. (a) (b)	9,900	1,359,369
ConocoPhillips	78,003	5,256,622
Devon Energy Corp.	34,550	1,436,244
EOG Resources, Inc.	38,463	4,531,326
EQT Corp.	16,243	837,164
Exxon Mobil Corp.	279,072	22,671,809
Halliburton Co.	58,767	2,923,071
Helmerich & Payne, Inc.	7,974	529,314
Hess Corp.	16,544	999,589
Kinder Morgan, Inc.	125,976	2,101,280
Marathon Oil Corp.	55,089	1,180,557
Marathon Petroleum Corp.	31,502	2,489,603
National Oilwell Varco, Inc.	26,341	1,091,044
Newfield Exploration Co. (a)	15,685	458,629
Noble Energy, Inc.	32,895	1,174,352
Occidental Petroleum Corp.	50,835	4,280,307
ONEOK, Inc.	27,904	1,901,937
Phillips 66	27,392	3,190,894
Pioneer Natural Resources Co.	11,524	2,225,284
Range Resources Corp. (b)	14,541	230,329
Schlumberger, Ltd.	91,893	6,310,292
TechnipFMC PLC	29,109	906,745
Valero Energy Corp.	28,786	3,488,863
Williams Cos., Inc.	54,910	1,474,883

		95,668,206

Security Description	Shares	Value
FINANCIALS — 13.9%
Affiliated Managers Group, Inc.	3,376	$537,662
Aflac, Inc.	51,874	2,337,442
Allstate Corp.	23,567	2,203,043
American Express Co.	47,852	4,703,852
American International Group, Inc.	60,132	3,174,368
Ameriprise Financial, Inc.	9,463	1,311,856
Aon PLC	16,382	2,291,350
Arthur J Gallagher & Co.	12,000	795,360
Assurant, Inc.	3,946	368,359
Bank of America Corp.	629,666	18,285,501
Bank of New York Mellon Corp.	67,591	3,700,607
BB&T Corp.	51,639	2,711,047
Berkshire Hathaway, Inc. Class B (a)	126,819	24,289,643
BlackRock, Inc.	8,218	4,390,302
Brighthouse Financial, Inc. (a)	7,075	333,303
Capital One Financial Corp.	32,368	3,042,592
Cboe Global Markets, Inc.	7,500	731,700
Charles Schwab Corp.	79,189	4,404,492
Chubb, Ltd.	30,841	4,030,610
Cincinnati Financial Corp.	9,205	638,551
Citigroup, Inc.	168,293	11,223,460
Citizens Financial Group, Inc.	32,400	1,323,540
CME Group, Inc.	22,592	3,680,237
Comerica, Inc.	11,017	1,038,793
Discover Financial Services	23,777	1,756,169
E*TRADE Financial Corp. (a)	16,989	1,076,253
Everest Re Group, Ltd.	2,700	608,283
Fifth Third Bancorp	46,254	1,414,447
Franklin Resources, Inc.	22,151	743,609
Goldman Sachs Group, Inc.	23,088	5,215,117
Hartford Financial Services Group, Inc.	22,230	1,163,296
Huntington Bancshares, Inc.	75,965	1,129,600
Intercontinental Exchange, Inc.	37,525	2,660,147
Invesco, Ltd.	28,289	772,855
Jefferies Financial Group, Inc.	17,509	383,097
JPMorgan Chase & Co.	226,072	24,191,965
KeyCorp	71,879	1,397,328
Lincoln National Corp.	14,310	948,610
Loews Corp.	16,912	826,489
M&T Bank Corp.	9,834	1,692,235
Marsh & McLennan Cos., Inc.	33,734	2,711,202
MetLife, Inc.	68,826	3,165,308
Moody’s Corp.	11,034	1,882,069
Morgan Stanley	91,655	4,595,582
MSCI, Inc.	6,000	975,420
Nasdaq, Inc.	6,925	636,131
Navient Corp.	16,541	228,431
Northern Trust Corp.	13,310	1,364,541
People’s United Financial, Inc.	22,434	413,010
PNC Financial Services Group, Inc.	30,642	4,394,369
Principal Financial Group, Inc.	18,426	1,028,171
Progressive Corp.	37,852	2,350,231
Prudential Financial, Inc.	28,037	2,715,103

See accompanying notes to schedule of investments.

2

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	7,800	$753,168
Regions Financial Corp.	76,243	1,390,672
S&P Global, Inc.	16,898	3,337,355
State Street Corp. (c)	24,147	2,320,768
SunTrust Banks, Inc.	31,082	2,098,346
SVB Financial Group (a)	3,500	1,092,455
Synchrony Financial	47,471	1,643,921
T Rowe Price Group, Inc.	16,720	2,030,142
Torchmark Corp.	6,384	541,555
Travelers Cos., Inc.	18,098	2,325,955
Unum Group	14,124	548,152
US Bancorp	104,230	5,210,458
Wells Fargo & Co.	287,946	15,546,205
Willis Towers Watson PLC	8,379	1,266,486
XL Group, Ltd.	15,420	857,044
Zions Bancorp	12,058	660,899

		215,610,319

HEALTH CARE — 13.6%
Abbott Laboratories	115,549	7,109,730
AbbVie, Inc.	104,563	10,345,463
ABIOMED, Inc. (a)	2,800	1,067,192
Aetna, Inc.	21,515	3,789,437
Agilent Technologies, Inc.	20,275	1,255,428
Alexion Pharmaceuticals, Inc. (a)	14,427	1,675,408
Align Technology, Inc. (a)	5,000	1,659,750
Allergan PLC	21,826	3,291,361
AmerisourceBergen Corp.	10,552	866,741
Amgen, Inc.	44,391	7,973,511
Anthem, Inc.	16,919	3,746,205
Baxter International, Inc.	33,770	2,392,267
Becton Dickinson and Co.	17,677	3,917,046
Biogen, Inc. (a)	14,047	4,129,256
Boston Scientific Corp. (a)	88,377	2,685,777
Bristol-Myers Squibb Co.	108,412	5,704,639
Cardinal Health, Inc.	20,924	1,089,931
Celgene Corp. (a)	49,965	3,931,246
Centene Corp. (a)	11,700	1,370,772
Cerner Corp. (a)	20,963	1,251,072
Cigna Corp.	16,111	2,728,720
Cooper Cos., Inc.	3,300	746,823
CVS Health Corp.	67,027	4,248,842
Danaher Corp.	40,778	4,048,440
DaVita, Inc. (a)	9,072	606,373
DENTSPLY SIRONA, Inc.	14,366	629,374
Edwards Lifesciences Corp. (a)	14,190	1,948,429
Eli Lilly & Co.	62,557	5,319,847
Envision Healthcare Corp. (a)	9,118	390,980
Express Scripts Holding Co. (a)	37,447	2,838,857
Gilead Sciences, Inc.	86,946	5,860,160
HCA Healthcare, Inc.	18,600	1,918,404
Henry Schein, Inc. (a) (b)	11,000	761,200
Hologic, Inc. (a)	17,600	666,864
Humana, Inc.	9,117	2,652,865
IDEXX Laboratories, Inc. (a)	5,400	1,124,334
Illumina, Inc. (a)	9,900	2,697,156
Incyte Corp. (a)	11,900	812,413
Intuitive Surgical, Inc. (a)	7,456	3,427,300

Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	10,000	$989,300
Johnson & Johnson	176,741	21,141,758
Laboratory Corp. of America Holdings (a)	6,447	1,164,264
McKesson Corp.	13,431	1,906,396
Medtronic PLC	90,004	7,769,145
Merck & Co., Inc.	176,398	10,500,973
Mettler-Toledo International, Inc. (a)	1,600	881,184
Mylan NV (a)	34,707	1,334,831
Nektar Therapeutics (a)	10,700	858,889
PerkinElmer, Inc.	7,032	522,689
Perrigo Co. PLC	8,714	637,516
Pfizer, Inc.	390,248	14,021,611
Quest Diagnostics, Inc.	8,458	901,031
Regeneron Pharmaceuticals, Inc. (a)	5,158	1,549,051
ResMed, Inc.	9,500	976,695
Stryker Corp.	21,095	3,670,952
Thermo Fisher Scientific, Inc.	26,612	5,542,481
UnitedHealth Group, Inc.	63,422	15,317,047
Universal Health Services, Inc. Class B	5,300	609,394
Varian Medical Systems, Inc. (a)	6,031	710,874
Vertex Pharmaceuticals, Inc. (a)	17,148	2,640,792
Waters Corp. (a)	5,415	1,043,037
Zimmer Biomet Holdings, Inc.	13,427	1,497,245
Zoetis, Inc.	31,928	2,672,374

		211,539,142

INDUSTRIALS — 9.7%
3M Co.	39,543	7,799,066
Acuity Brands, Inc.	3,000	354,750
Alaska Air Group, Inc.	9,000	547,290
Allegion PLC	5,437	415,550
American Airlines Group, Inc.	28,100	1,223,474
AMETEK, Inc.	15,701	1,146,644
AO Smith Corp.	9,700	611,779
Arconic, Inc.	28,263	498,842
Boeing Co.	36,224	12,756,644
C.H. Robinson Worldwide, Inc.	9,582	833,634
Caterpillar, Inc.	39,055	5,932,845
Cintas Corp.	5,722	1,042,834
CSX Corp.	58,459	3,779,374
Cummins, Inc.	9,844	1,401,687
Deere & Co.	20,954	3,132,833
Delta Air Lines, Inc.	43,166	2,333,122
Dover Corp.	10,545	814,179
Eaton Corp. PLC	28,199	2,159,479
Emerson Electric Co.	42,169	2,987,252
Equifax, Inc.	8,395	956,694
Expeditors International of Washington, Inc.	11,844	882,141
Fastenal Co.	17,642	939,084
FedEx Corp.	16,350	4,073,112
Flowserve Corp.	9,555	395,004
Fluor Corp.	9,256	451,137
Fortive Corp.	19,739	1,434,828

See accompanying notes to schedule of investments.

3

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	10,100	$567,317
General Dynamics Corp.	18,289	3,689,074
General Electric Co.	569,949	8,024,882
Harris Corp.	7,498	1,128,224
Honeywell International, Inc.	49,903	7,381,153
Huntington Ingalls Industries, Inc.	3,200	707,424
IHS Markit, Ltd. (a)	23,400	1,153,152
Illinois Tool Works, Inc.	20,371	2,927,313
Ingersoll-Rand PLC	16,716	1,463,319
Jacobs Engineering Group, Inc.	7,057	457,294
JB Hunt Transport Services, Inc.	5,500	704,550
Johnson Controls International PLC	58,993	1,979,805
Kansas City Southern	7,004	750,479
L3 Technologies, Inc.	5,365	1,064,040
Lockheed Martin Corp.	16,490	5,186,765
Masco Corp.	21,639	806,486
Nielsen Holdings PLC	23,375	705,224
Norfolk Southern Corp.	18,868	2,861,332
Northrop Grumman Corp.	11,486	3,758,793
PACCAR, Inc.	23,635	1,470,806
Parker-Hannifin Corp.	8,414	1,437,953
Pentair PLC	11,791	514,559
Quanta Services, Inc. (a)	11,593	417,464
Raytheon Co.	19,136	4,008,992
Republic Services, Inc.	15,814	1,066,338
Robert Half International, Inc.	6,974	444,104
Rockwell Automation, Inc.	8,379	1,469,760
Rockwell Collins, Inc.	10,800	1,485,108
Roper Technologies, Inc.	6,835	1,885,025
Snap-on, Inc.	3,572	528,013
Southwest Airlines Co.	35,927	1,835,151
Stanley Black & Decker, Inc.	9,650	1,343,666
Stericycle, Inc. (a)	6,604	419,354
Textron, Inc.	17,106	1,138,917
TransDigm Group, Inc.	3,400	1,135,974
Union Pacific Corp.	52,238	7,457,497
United Continental Holdings, Inc. (a)	16,100	1,120,399
United Parcel Service, Inc. Class B	44,755	5,196,951
United Rentals, Inc. (a)	5,600	893,592
United Technologies Corp.	49,427	6,169,478
Verisk Analytics, Inc. (a)	10,300	1,094,272
W.W. Grainger, Inc.	3,212	992,476
Waste Management, Inc.	26,404	2,183,875
Xylem, Inc.	11,434	804,954

		150,734,582

INFORMATION TECHNOLOGY — 25.4%
Accenture PLC Class A	40,282	6,273,519
Activision Blizzard, Inc.	49,600	3,517,136
Adobe Systems, Inc. (a)	32,613	8,129,769
Advanced Micro Devices, Inc. (a) (b)	57,800	793,594
Akamai Technologies, Inc. (a)	10,234	771,439

Security Description	Shares	Value
Alliance Data Systems Corp.	2,904	$612,221
Alphabet, Inc. Class A (a)	19,623	21,585,300
Alphabet, Inc. Class C (a)	19,945	21,640,126
Amphenol Corp. Class A	20,580	1,789,019
Analog Devices, Inc.	23,970	2,329,405
ANSYS, Inc. (a)	5,600	911,680
Apple, Inc.	334,064	62,426,540
Applied Materials, Inc.	70,253	3,567,447
Autodesk, Inc. (a)	14,270	1,842,257
Automatic Data Processing, Inc.	29,065	3,779,031
Broadcom, Inc.	26,835	6,764,298
CA, Inc.	19,459	695,465
Cadence Design Systems, Inc. (a)	20,400	865,980
Cars.com, Inc. (a)	1	26
Cisco Systems, Inc.	315,929	13,493,328
Citrix Systems, Inc. (a)	8,578	906,008
Cognizant Technology Solutions Corp. Class A	38,027	2,865,334
Corning, Inc.	56,850	1,544,614
DXC Technology Co.	19,291	1,776,894
eBay, Inc. (a)	62,458	2,355,916
Electronic Arts, Inc. (a)	20,121	2,634,040
F5 Networks, Inc. (a)	3,759	650,720
Facebook, Inc. Class A (a)	157,907	30,283,404
Fidelity National Information Services, Inc.	22,386	2,288,297
Fiserv, Inc. (a)	27,684	2,009,858
FLIR Systems, Inc.	8,239	444,082
Gartner, Inc. (a)	6,000	796,440
Global Payments, Inc.	10,575	1,175,517
Hewlett Packard Enterprise Co.	104,163	1,587,444
HP, Inc.	108,763	2,396,049
Intel Corp.	307,920	16,997,184
International Business Machines Corp.	56,847	8,033,050
Intuit, Inc.	16,126	3,251,002
IPG Photonics Corp. (a)	2,500	603,175
Juniper Networks, Inc.	22,844	608,564
KLA-Tencor Corp.	9,873	1,117,920
Lam Research Corp.	10,681	2,116,761
Mastercard, Inc. Class A	60,449	11,492,564
Microchip Technology, Inc. (b)	16,206	1,578,140
Micron Technology, Inc. (a)	76,928	4,430,283
Microsoft Corp.	506,677	50,079,955
Motorola Solutions, Inc.	10,428	1,119,341
NetApp, Inc.	16,843	1,150,714
NVIDIA Corp.	39,712	10,014,969
Oracle Corp.	200,670	9,375,302
Paychex, Inc.	21,131	1,385,771
PayPal Holdings, Inc. (a)	74,858	6,143,596
Qorvo, Inc. (a)	7,600	609,900
QUALCOMM, Inc.	98,285	5,712,324
Red Hat, Inc. (a)	11,330	1,840,219
salesforce.com, Inc. (a)	45,505	5,885,162
Seagate Technology PLC	18,476	1,041,123
Skyworks Solutions, Inc.	11,800	1,163,598
Symantec Corp.	39,403	818,794

See accompanying notes to schedule of investments.

4

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
Synopsys, Inc. (a)	9,400	$827,858
Take-Two Interactive Software, Inc. (a)	7,600	851,808
TE Connectivity, Ltd.	22,949	2,136,093
Texas Instruments, Inc.	65,306	7,308,394
Total System Services, Inc.	10,899	928,486
VeriSign, Inc. (a)	5,320	693,941
Visa, Inc. Class A	118,540	15,495,549
Western Digital Corp.	19,506	1,628,946
Western Union Co.	27,940	555,727
Xerox Corp.	15,823	430,069
Xilinx, Inc.	16,042	1,092,621

		394,021,100

MATERIALS — 2.8%
Air Products & Chemicals, Inc.	14,007	2,260,870
Albemarle Corp. (b)	7,100	663,637
Avery Dennison Corp.	5,818	611,065
Ball Corp.	23,216	857,831
CF Industries Holdings, Inc.	16,730	688,272
DowDuPont, Inc.	153,532	9,842,936
Eastman Chemical Co.	8,972	935,869
Ecolab, Inc.	17,165	2,447,901
FMC Corp.	8,622	750,890
Freeport-McMoRan, Inc.	90,364	1,527,152
International Flavors & Fragrances, Inc.	5,280	644,846
International Paper Co.	27,508	1,471,678
LyondellBasell Industries NV Class A	20,652	2,315,502
Martin Marietta Materials, Inc.	4,055	903,738
Monsanto Co.	29,294	3,733,813
Mosaic Co.	20,816	572,232
Newmont Mining Corp.	33,373	1,299,211
Nucor Corp.	21,906	1,406,146
Packaging Corp. of America	6,300	740,250
PPG Industries, Inc.	17,288	1,744,705
Praxair, Inc.	19,100	2,984,566
Sealed Air Corp.	11,269	490,878
Sherwin-Williams Co.	5,587	2,118,870
Vulcan Materials Co. (b)	8,390	1,071,739
WestRock Co.	16,448	968,458

		43,053,055

REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	6,700	836,964
American Tower Corp. REIT	29,282	4,051,750
Apartment Investment & Management Co. Class A, REIT	11,865	484,448
AvalonBay Communities, Inc. REIT	9,129	1,511,215
Boston Properties, Inc. REIT	9,821	1,195,903
CBRE Group, Inc. Class A (a)	20,108	928,789
Crown Castle International Corp. REIT	26,642	2,774,764
Digital Realty Trust, Inc. REIT	13,300	1,429,484
Duke Realty Corp. REIT	26,000	731,120

Security Description	Shares	Value
Equinix, Inc. REIT	5,338	$2,118,385
Equity Residential REIT	24,138	1,544,591
Essex Property Trust, Inc. REIT	4,455	1,064,879
Extra Space Storage, Inc. REIT	7,500	721,875
Federal Realty Investment Trust REIT	5,400	642,006
GGP, Inc. REIT	42,942	870,864
HCP, Inc. REIT	32,677	783,268
Host Hotels & Resorts, Inc. REIT	48,759	1,054,657
Iron Mountain, Inc. REIT	18,074	601,683
Kimco Realty Corp. REIT	23,116	357,373
Macerich Co. REIT	7,245	403,039
Mid-America Apartment Communities, Inc. REIT	6,900	645,564
Prologis, Inc. REIT	36,247	2,332,494
Public Storage REIT	10,152	2,150,600
Realty Income Corp. REIT	19,800	1,055,340
Regency Centers Corp. REIT	10,899	633,014
SBA Communications Corp. REIT (a)	7,700	1,217,139
Simon Property Group, Inc. REIT	20,335	3,258,074
SL Green Realty Corp. REIT	6,100	594,872
UDR, Inc. REIT	17,800	649,166
Ventas, Inc. REIT	23,803	1,301,072
Vornado Realty Trust REIT	10,446	728,191
Welltower, Inc. REIT	23,881	1,376,740
Weyerhaeuser Co. REIT	49,998	1,866,425

		41,915,748

TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	402,318	13,002,918
CenturyLink, Inc.	67,987	1,238,723
Verizon Communications, Inc.	273,151	13,021,108

		27,262,749

UTILITIES — 2.7%
AES Corp.	37,259	475,052
Alliant Energy Corp.	14,700	608,874
Ameren Corp.	16,456	974,031
American Electric Power Co., Inc.	33,143	2,252,067
American Water Works Co., Inc.	12,300	1,022,622
CenterPoint Energy, Inc.	26,535	693,360
CMS Energy Corp.	18,801	867,290
Consolidated Edison, Inc.	19,600	1,503,908
Dominion Energy, Inc.	42,068	2,700,345
DTE Energy Co.	11,439	1,171,697
Duke Energy Corp.	46,791	3,610,394
Edison International	21,305	1,324,319
Entergy Corp.	12,200	987,102
Eversource Energy	22,043	1,258,214
Exelon Corp.	64,459	2,667,958
FirstEnergy Corp.	29,729	1,023,272
NextEra Energy, Inc.	31,457	5,215,885
NiSource, Inc.	23,078	583,873
NRG Energy, Inc.	19,998	684,531

See accompanying notes to schedule of investments.

5

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Security Description	Shares	Value
PG&E Corp.	33,712	$1,460,741
Pinnacle West Capital Corp.	6,556	521,923
PPL Corp. (b)	44,756	1,222,734
Public Service Enterprise Group, Inc.	33,936	1,797,929
SCANA Corp.	9,501	344,886
Sempra Energy	16,924	1,802,914
Southern Co.	66,984	3,007,582
WEC Energy Group, Inc.	20,287	1,281,124
Xcel Energy, Inc.	33,700	1,534,024

		42,598,651

TOTAL COMMON STOCKS (Cost $442,286,198)		1,519,826,258

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.71% (d) (e)	27,626,897	27,626,897
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,048,524	1,048,524

TOTAL SHORT-TERM INVESTMENTS (Cost $28,675,421)		28,675,421

TOTAL INVESTMENTS — 99.8% (Cost $470,961,619)		1,548,501,679

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,623,802

NET ASSETS — 100.0%		$1,551,125,481

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended May 31, 2018 are shown in the Affiliate Table below.
(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2018 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at May 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

At May 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	218	06/15/2018	$30,174,143	$29,489,950	$(684,193)

During the period ended May 31, 2018, average notional value related to futures contracts was $30,232,980 or 2% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of May 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$195,860,075	$—	$—	$195,860,075
Consumer Staples	101,562,632	—	—	101,562,632

See accompanying notes to schedule of investments.

6

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

May 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Energy	$95,668,202	$—	$—	$95,668,202
Financials	215,610,319	—	—	215,610,319
Health Care	211,539,141	—	—	211,539,141
Industrials	150,734,582	—	—	150,734,582
Information Technology	394,021,102	—	—	394,021,102
Materials	43,053,056	—	—	43,053,056
Real Estate	41,915,748	—	—	41,915,748
Telecommunication Services	27,262,749	—	—	27,262,749
Utilities	42,598,652	—	—	42,598,652
Short-Term Investments	28,675,421	—	—	28,675,421

TOTAL INVESTMENTS	$1,548,501,679	$—	$—	$1,548,501,679

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	(684,193)	—	—	(684,193)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(684,193)	$—	$—	$(684,193)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/18	Value at 5/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	25,847	$2,522,926	$—	$177,637	$—	$(24,521)	24,147	$2,320,768	$10,142	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	117,688,268	117,617,625	—	—	27,626,897	27,626,897	155,099	—
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	14,009,080	13,779,246	—	—	1,048,524	1,048,524	3,848	—

Total		$30,897,870	$131,697,348	$131,574,508	$—	$(24,521)		$30,996,189	$169,089	$—

See accompanying notes to schedule of investments.

7

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

Notes to Schedule of Investments — May 31, 2018 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the Board ). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

8

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO (continued)

Notes to Schedule of Investments — May 31, 2018 (Unaudited)

The value of the Portfolio’s investments according to the fair value hierarchy as of May 31, 2018 is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended May 31, 2018.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2018, are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of May 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$531,019,501	$1,101,747,389	$84,949,404	$1,016,797,985

9

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: July 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: July 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: July 18, 2018